Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2015 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2015	Sep. 30, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of interests acquired			51.00%	51.00%
Business acquisition cash consideration			¥ 935,932
Visionstar Information Technology (Shanghai) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of interests acquired		10.00%
Business acquisition cash consideration		¥ 30,000
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total capital contribution	¥ 100,000
Cash consideration paid to joint venture	¥ 49,000
Ownership percentage	49.00%
Impairment charges			0
Shanghai You Che You Jia Financing Co., Ltd
Schedule of Equity Method Investments [Line Items]
Cash consideration paid to joint venture							¥ 75,000
Ownership percentage						25.00%
Impairment charges			0
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments			¥ 70,418	$ 10,792	¥ 71,664